Unaudited Quarterly Financial Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,613,000,000		$ 4,156,000,000		$ 3,551,000,000		$ 3,625,000,000		$ 3,444,000,000		$ 4,333,000,000		$ 3,609,000,000		$ 3,730,000,000		$ 14,945,000,000		$ 15,116,000,000		$ 14,427,000,000
Operating Income	249,000,000	[1],[2]	912,000,000		741,000,000		754,000,000		343,000,000	[3]	890,000,000	[4]	717,000,000		832,000,000		2,656,000,000		2,782,000,000		2,663,000,000
Income Before Extraordinary Item									211,000,000	[3],[5]	657,000,000	[4],[5]	353,000,000		355,000,000		1,262,000,000		1,576,000,000		1,218,000,000
Extraordinary Item, Net of Tax									100,000,000	[5]	273,000,000	[5]	0		0		0		373,000,000		0
Net Income (Loss)	21,000,000	[1],[2]	488,000,000		363,000,000		390,000,000		311,000,000	[3],[5]	930,000,000	[4],[5]	353,000,000		355,000,000		1,262,000,000		1,949,000,000		1,218,000,000
Amounts Attributable to AEP Common Shareholders
Income Before Extraordinary Item									208,000,000	[3],[5]	655,000,000	[4],[5]	352,000,000		353,000,000		1,259,000,000		1,568,000,000		1,211,000,000
Extraordinary Item, Net of Tax									100,000,000	[5]	273,000,000	[5]	0		0		0		373,000,000		0
Net Income	21,000,000	[1],[2]	487,000,000		362,000,000		389,000,000		308,000,000	[3],[5]	928,000,000	[4],[5]	352,000,000		353,000,000		1,259,000,000		1,941,000,000		1,211,000,000
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Item									$ 0.43	[6]	$ 1.35	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60		$ 3.25		$ 2.53
Extraordinary Item per Share									$ 0.20		$ 0.57		$ 0		$ 0		$ 0		$ 0.77		$ 0
Earnings per Share	$ 0.05	[6]	$ 1.00	[6]	$ 0.75	[6]	$ 0.80	[6]	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60		$ 4.02		$ 2.53
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Item									$ 0.43	[6]	$ 1.35	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60		$ 3.25		$ 2.53
Extraordinary Item per Share									$ 0.20		$ 0.57		$ 0		$ 0		$ 0		$ 0.77		$ 0
Earnings per Share	$ 0.05	[6]	$ 1.00	[6]	$ 0.75	[6]	$ 0.80	[6]	$ 0.63	[6]	$ 1.92	[6]	$ 0.73	[6]	$ 0.73	[6]	$ 2.60		$ 4.02		$ 2.53
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	144,000,000		13,000,000
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	890,796,000		864,198,000		716,461,000		805,476,000		763,624,000		858,336,000		751,445,000		831,820,000		3,276,931,000		3,205,225,000		3,275,103,000
Operating Income	142,122,000		142,722,000		143,426,000		169,190,000		102,236,000	[7]	122,716,000		88,567,000		116,061,000	[8]	597,460,000		429,580,000		381,023,000
Net Income (Loss)	56,669,000		63,191,000		62,332,000		75,311,000		39,347,000	[7]	52,804,000		31,627,000		38,980,000	[8]	257,503,000		162,758,000		136,668,000
Amounts Attributable to AEP Common Shareholders
Net Income																	257,503,000		161,013,000		135,768,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Storm Cost Deferral And Restructuring Costs															32,000,000
Favorable Asset Retirement Obligation Adjustment																	4,058,000	[10],[9]	(35,094,000)	[10],[9]
Appalachian Power Co [Member] | Mountaineer Carbon Capture And Storage Product Validation Facility [Member]
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Write Off Of Regulatory Asset Pretax															41,000,000
Favorable Asset Retirement Obligation Adjustment									27,000,000
Appalachian Power Co [Member] | Virginia Environmental Rate Adjustment Clause [Member]
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Write Off Of Regulatory Asset Pretax									31,000,000
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	544,824,000		598,204,000		510,876,000		546,207,000		521,568,000		611,232,000		521,478,000		560,492,000		2,200,111,000		2,214,770,000		2,195,727,000
Operating Income	26,080,000		80,486,000		64,803,000		76,325,000		20,959,000		100,352,000		64,351,000		95,994,000		247,694,000		281,656,000		274,915,000
Net Income (Loss)	10,172,000		39,254,000		29,810,000		39,221,000		21,159,000		51,702,000		31,386,000		45,427,000		118,457,000		149,674,000		126,091,000
Amounts Attributable to AEP Common Shareholders
Net Income																	118,457,000		149,048,000		125,752,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	126,149,000	[10],[11],[9]	155,000	[10],[11],[9]
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	1,217,407,000		1,359,816,000		1,113,750,000		1,237,223,000		1,211,132,000		1,540,231,000		1,285,558,000		1,394,190,000		4,928,196,000		5,431,111,000		5,255,116,000
Operating Income	(81,785,000)	[12]	279,109,000		210,004,000		269,619,000		63,321,000	[13]	210,453,000	[14]	261,534,000		299,396,000		676,947,000		834,704,000		1,044,610,000
Net Income (Loss)	(60,229,000)	[12]	151,510,000		101,423,000		150,830,000		28,490,000	[13]	128,339,000	[14]	142,194,000		165,970,000		343,534,000		464,993,000		541,616,000
Amounts Attributable to AEP Common Shareholders
Net Income																	343,534,000		463,734,000		540,735,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	21,293,000	[10],[9]	43,765,000	[10],[9]
Ohio Power Co [Member] | POLR Charges
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Provision for Refund											43,000,000
Public Service Co of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	242,224,000		372,872,000		317,311,000		300,531,000		289,211,000		457,586,000		328,588,000		288,003,000		1,232,938,000		1,363,388,000		1,273,662,000
Operating Income	21,965,000		106,196,000		69,299,000		33,490,000		34,939,000		103,006,000		64,185,000		38,881,000		230,950,000		241,011,000		181,992,000
Net Income (Loss)	8,179,000		58,103,000		35,211,000		12,648,000		20,330,000		57,349,000		31,560,000		15,389,000		114,141,000		124,628,000		72,787,000
Amounts Attributable to AEP Common Shareholders
Net Income																	114,141,000		124,194,000		72,587,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	1,669,000	[10],[9]	(3,228,000)	[10],[9]
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	352,733,000		485,169,000		390,946,000		348,986,000		356,355,000		534,982,000		399,534,000		362,955,000		1,577,834,000		1,653,826,000		1,523,534,000
Operating Income	27,544,000		120,008,000		72,976,000		55,368,000		(12,731,000)	[15]	128,406,000		80,054,000		54,528,000		275,896,000		250,257,000		248,797,000
Net Income (Loss)	21,998,000		89,218,000		54,902,000		36,395,000		(3,567,000)	[15]	87,795,000		51,071,000		29,827,000		202,513,000		165,126,000		146,684,000
Amounts Attributable to AEP Common Shareholders
Net Income																	198,891,000		160,706,000		142,362,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	$ (8,226,000)	[10],[16],[17],[9]	$ 11,571,000	[10],[16],[17],[9]

[1]	Includes pretax impairments for certain Ohio generation plants (see Note 6).
[2]	See Note 17 for discussion of cost reduction programs in 2012.
[3]	Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).
[4]	Includes pretax plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio.
[5]	See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.
[6]	Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[7]	Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo’s November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.
[8]	Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.
[9]	Includes ARO related to ash disposal facilities.
[10]	Includes ARO related to asbestos removal.
[11]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion and $979 million as of December 31, 2012 and 2011, respectively.
[12]	Includes pretax impairments for certain Ohio generation plants (see Note 5).
[13]	Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.
[14]	Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.
[15]	Includes a pretax plant impairment for the Turk Plant (see Note 5).
[16]	Includes ARO related to Sabine and DHLC.
[17]	The current portion of SWEPCo’s ARO totaling $1.5 million as of December 31, 2011 is included in Other Current Liabilities on SWEPCo’s balance sheets.